Borrowings (Details Narrative)		2 Months Ended			3 Months Ended			4 Months Ended						5 Months Ended		6 Months Ended
	Jan. 05, 2023 USD ($)	Mar. 10, 2023 USD ($)	Feb. 28, 2023 USD ($)	Feb. 16, 2023 USD ($)	Mar. 31, 2023 USD ($)	Mar. 29, 2023 USD ($)	Jun. 30, 2022 USD ($)	May 03, 2023 USD ($)	May 02, 2023 USD ($)	Apr. 27, 2023 USD ($)	Apr. 25, 2023 USD ($)	Apr. 21, 2023 USD ($)	Apr. 19, 2023 USD ($)	Jun. 12, 2023 USD ($)	May 31, 2023	Jun. 30, 2023 USD ($)	Jun. 28, 2023 USD ($)	Jun. 26, 2023 USD ($)	Jun. 21, 2023 USD ($)	Jun. 20, 2023 USD ($)	Jun. 16, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Jul. 29, 2022	Mar. 31, 2022
Debt Instrument [Line Items]
Amount drawn down																$ 933,627,000							$ 874,038,000
Outstanding balance of sale and leaseback agreement																481,305,000							389,007,000
Finance Lease, Interest Expense					$ 7,457,000		$ 0									12,622,000						$ 0
Payments related to finance lease liabilities					$ 6,431,000											$ 12,119,000
Debt Instrument, Covenant Description																The Company’s credit facilities and certain financial liabilities also require compliance with a number of financial covenants, including: (i) maintain a required security ranging over 110% to 140%; (ii) minimum free consolidated liquidity in an amount equal to $500 per owned vessel and a number of vessels as defined in the Company’s credit facilities and financial liabilities; (iii) maintain a ratio of EBITDA to interest expense of at least 2.00:1.00; (iv) maintain a ratio of total liabilities or total debt to total assets (as defined in the Company’s credit facilities and financial liabilities) ranging from less than 0.75 to 0.80; and (v) maintain a minimum net worth of $135,000.
Debt Instrument, Covenant Compliance																As of June 30, 2023, Navios Partners was in compliance with the financial covenants and/or the prepayments and/or the cure provisions, as applicable, in each of its credit facilities and certain financial liabilities.
Long-Term Debt, Weighted Average Interest Rate, at Point in Time					7.44%		3.98%									7.20%						3.98%			4.27%
Financial Liabilities [Member] | Navios Meridian [member]
Debt Instrument [Line Items]
Line of Credit Facility, Frequency of Payments																monthly
Maturity date																first quarter of 2033
Debt Instrument, Description of Variable Rate Basis																Libor
Debt Instrument, Basis Spread on Variable Rate																1.80%
Sale Leaseback Transaction, Date																January 2022
Finance lease, liability			$ 27,440,000
Vessel type																Panamax
Vessel capacity in DWT																82,010
Number of repayment installments																120
Sale Leaseback Transaction, Monthly Rental Payments																$ 152,000
Purchase Obligation																9,147,000
Outstanding balance of sale and leaseback agreement																26,678,000
Financial Liabilities [Member] | Navios Felix [member]
Debt Instrument [Line Items]
Amount drawn down		$ 32,000,000
Line of Credit Facility, Frequency of Payments			monthly
Maturity date			first quarter of 2033
Debt Instrument, Description of Variable Rate Basis			Libor
Debt Instrument, Basis Spread on Variable Rate			2.00%
Sale Leaseback Transaction, Date			February 2023
Vessel type			Capesize
Vessel capacity in DWT			181,221
Number of repayment installments			120
Sale Leaseback Transaction, Monthly Rental Payments			$ 260,000
Outstanding balance of sale and leaseback agreement																30,958,000
Vessel year built			2016
Purchase option			$ 750
Financial Liabilities [Member] | Two new building 5,300 TEU containerships and two newbuilding Aframax/ LR2 tanker vessels [Member]
Debt Instrument [Line Items]
Maturity date															ten years after the drawdown
Debt Instrument, Description of Variable Rate Basis															Term SOFR
Debt Instrument, Basis Spread on Variable Rate															2.10%
Sale Leaseback Transaction, Date															May 2023
Finance lease, liability																$ 178,000,000
Finance Lease Liabilities [Member] | Navios Amber I [Member]
Debt Instrument [Line Items]
Vessel type																Panamax
Vessel capacity in DWT																80,994
Vessel year built																2015
Purchase option																$ 30,690,000
Date of delivery																July 29, 2022
Lessee, Operating Lease, Description																one-year
Lessee, Operating Lease, Discount Rate																6.00%								6.00%
Increase in finance lease liability																$ 1,877,000
Outstanding balance under bareboat and charter in agreement																$ 33,963,000
Debt Instrument, Frequency of Periodic Payment																monthly
Debt Instrument, Periodic Payment																$ 303,000
Finance Lease Liabilities [Member] | Navios Altair I [Member]
Debt Instrument [Line Items]
Vessel type						Capesize
Vessel capacity in DWT						182,115
Vessel year built						2023
Purchase option						$ 9,500,000
Date of delivery						March 29, 2023
Lessee, Operating Lease, Description						15-year
Lessee, Operating Lease, Discount Rate						6.50%
Outstanding balance under bareboat and charter in agreement																40,775,000
Debt Instrument, Frequency of Periodic Payment						monthly
Debt Instrument, Periodic Payment						$ 298,000
Repayment years						15
Finance Lease Liabilities [Member] | Navios Sakura I [Member]
Debt Instrument [Line Items]
Vessel type										Capesize
Vessel capacity in DWT										182,169
Vessel year built										2023
Purchase option										$ 9,500,000
Date of delivery										April 27, 2023
Lessee, Operating Lease, Description										15-year
Lessee, Operating Lease, Discount Rate										5.80%
Outstanding balance under bareboat and charter in agreement																44,509,000
Debt Instrument, Frequency of Periodic Payment										monthly
Debt Instrument, Periodic Payment										$ 334,000
Repayment years										15
Finance Lease Liabilities [Member] | Navios Amethyst I [Member]
Debt Instrument [Line Items]
Vessel type																			Capesize
Vessel capacity in DWT																			182,212
Vessel year built																			2023
Purchase option																			$ 10,500,000
Date of delivery																			June 21, 2023
Lessee, Operating Lease, Description																			15-year
Lessee, Operating Lease, Discount Rate																			5.60%
Outstanding balance under bareboat and charter in agreement																59,521,000
Debt Instrument, Frequency of Periodic Payment																			monthly
Debt Instrument, Periodic Payment																			$ 399,000
Repayment years																			15
Sale and Leaseback Agreements [Member]
Debt Instrument [Line Items]
Deposits																$ 0							$ 8,650,000
First-Citizens Bank & Trust Company [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Initiation Date																Dec. 21, 2022
Amount drawn down	$ 44,200,000
Description of scope, credit facility																to refinance the existing indebtedness of three of its tanker vessels and for general corporate purposes
Amount drawn down																$ 42,700,000
Repayment installments																19
Line of Credit Facility, Frequency of Payments																quarterly
Line of Credit Facility, Periodic Payment																$ 1,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																$ 14,200,000
Maturity date																first quarter of 2028
Debt Instrument, Description of Variable Rate Basis																Term Secured Overnight Financing Rate (“Term SOFR”)
Debt Instrument, Basis Spread on Variable Rate																1.95%
DNB BANK ASA Credit Facility [Member]
Debt Instrument [Line Items]
Description of scope, credit facility				to finance part of the contract price of four newbuilding container vessels, currently under construction
Maturity date				ten years after drawdown
Debt Instrument, Description of Variable Rate Basis				SOFR
Debt Instrument, Basis Spread on Variable Rate				1.70%
Line of Credit Facility, Maximum Borrowing Capacity				$ 161,600,000
Skandinaviska Enskilda Banken AB [Member]
Debt Instrument [Line Items]
Amount drawn down												$ 65,000,000
Description of scope, credit facility													to refinance the existing indebtedness of five of its tanker vessels and for general corporate purposes
Amount drawn down																$ 65,000,000
Repayment installments													20
Line of Credit Facility, Frequency of Payments													quarterly
Line of Credit Facility, Periodic Payment													$ 1,950,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid													$ 26,000,000
Maturity date													second quarter of 2028
Debt Instrument, Description of Variable Rate Basis													SOFR
Debt Instrument, Basis Spread on Variable Rate													2.00%
KFW IPEX-BANK GMBH Credit Facility [Member]
Debt Instrument [Line Items]
Amount drawn down																27,026,000
Description of scope, credit facility											to finance the acquisition of two newbuilding 7,700 TEU containerships
Amount drawn down																27,026,000
Maturity date											12 years
Debt Instrument, Description of Variable Rate Basis											SOFR
Debt Instrument, Basis Spread on Variable Rate											1.50%
Line of Credit Facility, Maximum Borrowing Capacity											$ 165,638,000
Eurobank SA [Member]
Debt Instrument [Line Items]
Amount drawn down								$ 30,000,000
Description of scope, credit facility									to refinance the existing indebtedness of three of its tanker vessels and for general corporate purposes
Amount drawn down																30,000,000
Repayment installments									20
Line of Credit Facility, Frequency of Payments									quarterly
Line of Credit Facility, Periodic Payment									$ 900,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid									$ 12,000,000
Maturity date									second quarter of 2028
Debt Instrument, Description of Variable Rate Basis									SOFR
Eurobank SA [Member] | Any part of the loan (up to 70%) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate									1.00%
Eurobank SA [Member] | Remaining amount [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate									2.25%
BNP Paribas [Member]
Debt Instrument [Line Items]
Amount drawn down																					$ 40,000,000
Description of scope, credit facility														to refinance the existing indebtedness of nine of its containerships
Amount drawn down																40,000,000
Repayment installments														12
Line of Credit Facility, Frequency of Payments														quarterly
Line of Credit Facility, Periodic Payment														$ 2,083,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid														$ 15,004,000
Maturity date														second quarter of 2026
Debt Instrument, Description of Variable Rate Basis														SOFR
Debt Instrument, Basis Spread on Variable Rate														2.50%
June 2023 Credit Facility [Member]
Debt Instrument [Line Items]
Amount drawn down																		$ 107,600,000
Description of scope, credit facility																			to refinance the existing indebtedness of ten of its vessels and for general
Amount drawn down																107,600,000
Repayment installments																			12
Line of Credit Facility, Frequency of Payments																			quarterly
Line of Credit Facility, Periodic Payment																			$ 7,000,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																			$ 23,600,000
Maturity date																			second quarter of 2026
Debt Instrument, Description of Variable Rate Basis																			SOFR
Debt Instrument, Basis Spread on Variable Rate																			2.50%
NBG Credit Facility [Member]
Debt Instrument [Line Items]
Amount drawn down																77,822,000
Description of scope, credit facility																				to refinance the existing indebtedness of ten of its vessels and for general corporate purposes
Amount drawn down																77,822,000
Repayment installments																				20
Line of Credit Facility, Frequency of Payments																				quarterly
Line of Credit Facility, Periodic Payment																				$ 2,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																				$ 27,822,000
Maturity date																				second quarter of 2028
Debt Instrument, Description of Variable Rate Basis																				SOFR
Debt Instrument, Basis Spread on Variable Rate																				2.15%
CACIB Credit Facility [Member]
Debt Instrument [Line Items]
Amount drawn down																62,400,000
Description of scope, credit facility																	to refinance existing indebtedness of seven of its dry bulk vessels
Amount drawn down																$ 62,400,000
Repayment installments																	12
Line of Credit Facility, Frequency of Payments																	quarterly
Line of Credit Facility, Periodic Payment																	$ 2,750,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid																	$ 29,400,000
Maturity date																	second quarter of 2026
Debt Instrument, Description of Variable Rate Basis																	SOFR
Debt Instrument, Basis Spread on Variable Rate																	2.50%